Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Entity Registrant Name	StealthGas Inc.
Trading Symbol	gass
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	40,517,676
Amendment Flag	false
Entity Central Index Key	0001328919
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY